UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  028-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

 /s/         Michael Klarman     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $1,145,135 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    23786   392500 SH       SOLE                   392500        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109    10329   398200 SH       SOLE                   398200        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255     2709    77100 SH       SOLE                    77100        0        0
C&J ENERGY SVCS INC            COM              12467B304     1628    99000 SH       SOLE                    99000        0        0
CARBO CERAMICS INC             COM              140781105     6521    63600 SH       SOLE                    63600        0        0
CF INDS HLDGS INC              COM              125269100    30403   246400 SH       SOLE                   246400        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    16883   319995 SH       SOLE                   319995        0        0
COMCAST CORP NEW               CL A             20030N101    81009  3872300 SH       SOLE                  3872300        0        0
COMPLETE PRODUCTION SERVICES   COM              20453E109    13478   715000 SH       SOLE                   715000        0        0
CROWN CASTLE INTL CORP         COM              228227104    76134  1872000 SH       SOLE                  1872000        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106     2832    47200 SH       SOLE                    47200        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101     7260    48300 SH       SOLE                    48300        0        0
FEDEX CORP                     COM              31428x106    45400   670800 SH       SOLE                   670800        0        0
FEDEX CORP                     COM              31428x106     4738    70000 SH  CALL SOLE                    70000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    11088   348900 SH       SOLE                   348900        0        0
GOLAR LNG PARTNERS LP          COM UNIT LPI     y2745c102     8436   329900 SH       SOLE                   329900        0        0
HALLIBURTON CO                 COM              406216101    15245   500000 SH  CALL SOLE                   500000        0        0
HCA HOLDINGS INC               COM              40412C101     1512    75000 SH       SOLE                    75000        0        0
ISHARES TR                     RUSSELL 2000     464287655    51440   800000 SH  CALL SOLE                   800000        0        0
KODIAK OIL & GAS CORP          COM              50015Q100    30334  5822300 SH       SOLE                  5822300        0        0
LAS VEGAS SANDS CORP           COM              517834107    29100   759000 SH       SOLE                   759000        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    28365   429000 SH       SOLE                   429000        0        0
MANITOWOC INC                  COM              563571108    19635  2926300 SH       SOLE                  2926300        0        0
MEDICINES CO                   COM              584688105     9895   665000 SH       SOLE                   665000        0        0
MGM RESORTS INTERNATIONAL      COM              552953101    16258  1750100 SH       SOLE                  1750100        0        0
MICROSOFT CORP                 COM              594918104    24300   976300 SH       SOLE                   976300        0        0
MICROSOFT CORP                 COM              594918104    61578  2474000 SH  CALL SOLE                  2474000        0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102    16722  1257300 SH       SOLE                  1257300        0        0
NEWS CORP                      CL A             65248E104    81792  5283700 SH       SOLE                  5283700        0        0
NEWS CORP                      CL A             65248E104     6966   450000 SH  CALL SOLE                   450000        0        0
QUALCOMM INC                   COM              747525103    26747   550000 SH       SOLE                   550000        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    36934   578900 SH       SOLE                   578900        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     5411   760000 SH       SOLE                   760000        0        0
TEEKAY CORPORATION             COM              Y8564W103    68818  3043680 SH       SOLE                  3043680        0        0
TEEKAY TANKERS LTD             CL A             y8565n102     3086   670900 SH       SOLE                   670900        0        0
UNION PAC CORP                 COM              907818108    25138   307800 SH       SOLE                   307800        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    67417  1067400 SH  CALL SOLE                  1067400        0        0
VIACOM INC NEW                 CL B             92553p201    56866  1467900 SH       SOLE                  1467900        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    74696  2620000 SH       SOLE                  2620000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108     5702   200000 SH  PUT  SOLE                   200000        0        0
XL GROUP PLC                   SHS              g98290102    35910  1910100 SH       SOLE                  1910100        0        0
YAHOO INC                      COM              984332106     2634   200000 SH       SOLE                   200000        0        0
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